Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Dividends
Schedule of cash dividends on ordinary shares declared and paid

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Cash dividends on ordinary shares declared and paid:
Interim dividend for 2017: €0.30 per share (2016: €nil per share)	(64)	—	—
Interim dividend for 2017: €0.13 per share (2016: €nil per share)	(29)	—	—
Interim dividend for 2017: €0.12 per share (2016: €1.34 per share)	(27)	(270)	—
Interim dividend for 2017: €0.12 per share (2016: €nil per share)	(28)	—	—
	(148)	(270)	—